Information by business segment and geographic area - Assets by geographic area (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	$ 1,901	$ 1,798
Intangible	11,001	10,238
Property, plant and equipment	48,666	44,938	$ 43,166	$ 41,931
Total	61,568	56,974
Country Brazil [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	1,889	1,798
Intangible	9,119	8,391
Property, plant and equipment	31,653	28,210
Total	42,661	38,399
Country Canada [Member]
IfrsStatementLineItems [Line Items]
Intangible	1,880	1,845
Property, plant and equipment	11,526	11,178
Total	13,406	13,023
Americas Except Brazil And Canada [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	4	4
Total	4	4
Euro [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	722	747
Total	722	747
Country Indonesia [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	12
Intangible	1	1
Property, plant and equipment	2,759	2,731
Total	2,772	2,732
Asia Except China And Indonesia [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	760	786
Total	760	786
Country China [Member]
IfrsStatementLineItems [Line Items]
Intangible	1	1
Property, plant and equipment	16	19
Total	17	20
Country Oman [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	1,226	1,263
Total	$ 1,226	$ 1,263